PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Disclosure Text Block Supplement [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]

Prepaid expenses and other current assets consisted of the following:

	November 30, 2021	May 31, 2021
Deposits	$2,226	$2,244
Prepaid expenses	196,501	250,069
Other receivable	60,000	10,000
Total	$258,727	$262,313

Prepaid expenses and other current assets consisted of the following at May 31, 2021 and 2020:

	May 31,	May 31,
	2021	2020
Deposits	$2,244	2,315
Prepaid expenses	250,069	231,777
Other receivables	10,000	-
Total	$262,313	$234,092